Insurance Contracts - Summary of Movements in Liabilities of Long-Term Insurance Contracts (Parenthetical) (Detail) - Gross [member] - Long-term insurance contracts [member] - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	[1]	¥ 3,472	¥ 7,308
Morbidity Rates [member]
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities		2,081	4,737
Other than morbidity rates [member]
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities		¥ 1,391	¥ 2,571

[1]	For the year ended 31 December 2020, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB2,081 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB1,391 million.For the year ended 31 December 2019, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB4,737 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB2,571 million.